Investments Accounted For Using Equity Method - Additional Information (Detail) $ in Millions	1 Months Ended				12 Months Ended
	Jun. 30, 2018 TWD ($)	Jan. 31, 2018 TWD ($)	Dec. 31, 2016 TWD ($)	Sep. 30, 2016 TWD ($)	Dec. 31, 2018 NumberofSeat	Oct. 31, 2018	Dec. 31, 2017
Huada Digital Corporation ("HDD") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Losses on disposals recognized				$ 0.4
KingwayTek Technology Co., Ltd. ("KWT") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates					26.00%		26.00%
Taiwan International Ports Logistics Corporation ("TIPL") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates					27.00%		27.00%
Click Force Co., Ltd. ("CF") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates					49.00%		49.00%
Alliance Digital Tech Co., Ltd. ("ADT") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership interest in associates			14.00%
Investments in cash in associates			$ 30.0
Percentage of ownership in associates					14.00%		14.00%
MeWorks LIMITED (HK) ("MeWorks") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates					20.00%		20.00%
UUPON Inc [member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership interest in associates					22.00%
Percentage of ownership in associates					22.00%		22.00%
HopeTech Technologies Limited [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Proceeds From Capital Reduction		$ 19.0
Proceeds from disposal of shares	$ 3.0
Losses on disposals recognized	$ 0.1
Chunghwa PChome Fund I Co., Ltd. (“CPFI”) [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates						50.00%
No Of Seats Allotted | NumberofSeat					2
Number Of Seats Available For Board Of Directors | NumberofSeat					5
Cornerstone Ventures Co., Ltd. (“CVC”) [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates						49.00%
No Of Seats Allotted | NumberofSeat					2
Number Of Seats Available For Board Of Directors | NumberofSeat					5